S000000879 [Member] Investment Strategy - Wasatch Ultra Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in smaller high growth companies.
Under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities, typically common stock, of smaller companies that we believe have the potential for rapid growth in earnings per share. These companies are typically relatively small, with minimum market capitalizations of $100 million and up to a maximum market capitalization at the time of purchase of $5 billion or the market capitalization of the largest company in the Russell 2000® Growth Index as of its most recent reconstitution date, whichever is greater. The Russell 2000 Growth Index reconstitution date is typically each year on or around July 1. As of the 2025 reconstitution date, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $61 million to $16.033 billion. The market capitalizations for the range of companies in the Russell 2000 Growth Index are subject to change at its next reconstitution date.
The Fund may invest up to 30% of its total assets at the time of purchase in securities issued by foreign companies (companies that are incorporated in any country outside the United States and whose securities principally trade outside the United States). Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.
We use a process of “bottom-up” fundamental analysis to look for individual companies that we believe have above average potential for rapid earnings growth and stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.
The Fund may invest a large percentage of its assets (greater than 5%) in a particular region or market.
The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were health care, information technology, industrials, consumer discretionary, and financials.
The Fund may invest in initial public offerings (IPOs).

Strategy Portfolio Concentration [Text]	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were health care, information technology, industrials, consumer discretionary, and financials.